AB EQUITY FUNDS

- AB Growth Fund

Class A (Ticker: AGRFX); Class C (Ticker: AGRCX); Class R (Ticker: AGFRX);

Class K (Ticker: AGFKX); Class I (Ticker: AGFIX); Advisor Class (Ticker: AGRYX)

- AB Large Cap Growth Fund

Class A (Ticker: APGAX); Class C (Ticker: APGCX); Class R (Ticker: ABPRX); Class K (Ticker: ALCKX);

Class I (Ticker: ALLIX); Advisor Class (Ticker: APGYX); Class Z (Ticker: APGZX)

(Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”)

 Supplement dated February 28, 2023 to the Funds’ Prospectus and Summary Prospectuses dated October 31, 2022, as amended.

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The following chart for each Fund replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectus and Summary Prospectuses for the following Funds and reflects the persons responsible for the day-to-day management of the Fund’s portfolio.

AB Growth Fund

Employee	Length of Service	Title
Bruce K. Aronow*	Since 2013	Senior Vice President of the Adviser
Frank V. Caruso†	Since 2008	Senior Vice President of the Adviser
John H. Fogarty	Since 2013	Senior Vice President of the Adviser
Vinay Thapar	Since February 2023	Senior Vice President of the Adviser

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* Mr. Aronow is expected to retire from the Adviser effective December 31, 2023.

† Mr. Caruso is expected to retire from the Adviser effective March 31, 2024.

AB Large Cap Growth Fund

Employee	Length of Service	Title
Frank V. Caruso*	Since 2012	Senior Vice President of the Adviser
John H. Fogarty	Since 2012	Senior Vice President of the Adviser
Vinay Thapar	Since 2018	Senior Vice President of the Adviser

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* Mr. Caruso is expected to retire from the Adviser effective March 31, 2024.

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The following replaces certain information under the heading “Management of the Fund – Portfolio Managers” in the Prospectus for the following Funds.

AB Growth Fund

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Bruce K. Aronow; since 2013; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2017, and Chief Investment Officer of U.S. Small and SMID Cap Growth Equities.

Frank V. Caruso; since 2008; Senior Vice President of the Adviser†	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2017, and Chief Investment Officer of U.S. Growth Equities.

John H. Fogarty; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2017, and Co-Chief Investment Officer of U.S. Growth Equities.

Vinay Thapar; since February 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2017, and Co-Chief Investment Officer of U.S. Growth Equities.

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* Mr. Aronow is expected to retire from the Adviser effective December 31, 2023.

† Mr. Caruso is expected to retire from the Adviser effective March 31, 2024.

AB Large Cap Growth Fund

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Frank V. Caruso; since 2012; Senior Vice President of the Adviser*	(see above)

John H. Fogarty; since 2012; Senior Vice President of the Adviser	(see above)

Vinay Thapar; since 2018; Senior Vice President of the Adviser	(see above)

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* Mr. Caruso is expected to retire from the Adviser effective March 31, 2024.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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